Summary of Significant Accounting Policies (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014	Mar. 11, 2015	Nov. 30, 2014	Apr. 30, 2013
Estimated Fair Value Of Warrants				$ 2,000,000	$ 1,600,000
Allowance for Doubtful Accounts Receivable			$ 2,000	2,000
Unbilled Receivables, Current			636,000	884,000
Restricted Cash and Cash Equivalents, Noncurrent	$ 150,000		163,000	165,000
Depreciation, Depletion and Amortization, Total			214,000	213,000
Deferred Revenue			$ 258,000
Capital Leases, Future Minimum Payments, Executory Costs						$ 149,000
Capital Leases of Lessee, Contingent Rentals, Basis Spread on Variable Rate			5.00%
Capital Leases, Income Statement, Amortization Expense			$ 12,405
Unrecognized Tax Benefits	165,000		100,000	0			$ 0
Capital Leases Monthly Payments						$ 3,000
Capital Lease Obligations Incurred	$ 0	$ 124,000	$ 124,000	$ 0